Employee Stock Ownership Plan (Summary Of Plan Contributions) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Share Based Arrangements To Obtain Goods And Services [Abstract]
Shares Contributed to the ESOP	11,418	11,455	11,428
Amount Contributed to the ESOP	$ 200,158	$ 185,113	$ 341,125